SHARE CAPITAL	12 Months Ended
Dec. 31, 2025
SHARE CAPITAL

15 SHARE CAPITAL

	2024	2025
Number of shares:
At beginning of financial year	11,529,328	11,540,000
Warrant exercised	10,672	-
Issuance of ordinary shares	-	288,435
At end of financial year	11,540,000	11,828,435

Paid-up capital (S$):
At beginning of financial year	23,720,020	23,793,950
Issuance of ordinary shares	-	283,094
Capitalization of share-based payment reserve	-	579,865
Issuance of ordinary shares from the exercise of warrants	73,930	-
At end of financial year	23,793,950	24,656,909

The paid-up ordinary shares have no par value and carry one vote per share and carry a right to dividends as and when declared by the Company.

Paid-up capital

For the financial year ended December 31, 2024:

The newly issued shares rank pari passu in all aspects with the previously issued shares.

On January 3, 2024, the warrant holder exercises its warrants of S$54,154 into 7,860 ordinary shares.

On January 17, 2024, the warrant holder exercises its warrants of S$19,776 into 2,812 ordinary shares.

For the financial year ended December 31, 2025:

The newly issued shares rank pari passu in all aspects with the previously issued shares.

On July 1, 2025, the Company issued 130,431 ordinary shares pursuant to the 2023 Equity Incentive Plan with an aggregate value of S$397,003.

On July 1, 2025, the Company issued 63,281 ordinary shares in recognition of the contributions made by its affiliates to the development and growth of the Group’s business with an aggregate value of S$182,862.

During the financial year ended 31 December 2025, the Company issued and sold 94,723 ordinary shares pursuant to its At-the-Market (“ATM”) offering program for aggregate gross proceeds of S$300,512. Offering expenses of S$17,418 directly attributable to the issuance of the new shares were deducted from equity.